Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 66	$ 66	$ 70	$ 132	$ 141
Net interest (income) expense	(15)	(14)	(4)	(29)	(8)
Plan administration costs	2	2	2	4	4
Net defined benefit plan expense (income) recognized in net income	53	54	68	107	137
Other Post Employment Benefit Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2	2	2	4	4
Past service cost		(8)		(8)
Net interest (income) expense	4	5	4	9	8
Net defined benefit plan expense (income) recognized in net income	$ 6	$ (1)	$ 6	$ 5	$ 12